UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Causeway Capital Management LLC
         ---------------------------------
Address: 11111 Santa Monica Blvd
         ---------------------------------
         15th Floor
         ---------------------------------
         Los Angeles, CA 90025
         ---------------------------------

Form 13F File Number:  28- 11728
                           ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Chang
       --------------------
Title: Compliance Manager
       --------------------
Phone: 310-231-6148
       --------------------

Signature, Place, and Date of Signing:

/s/ Nicolas Chang               Los Angeles, CA          November 14, 2012
--------------------------      ----------------------   -----------------------
     [Signature]                  [City, State]                [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 65
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Form 13F Information Table Value Total: $520,130
                                        -------------
                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   None

                                                  FORM 13-F INFORMATION TABLE

      COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7              COLUMN 8
                                                                                                           VOTING AUTHORITY
                                                                                                      VOTING     VOTING     VOTING
                          TITLE OF               VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER     AUTHORITY  AUTHORITY  AUTHORITY
   NAME OF ISSUER          CLASS       CUSIP    (X$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     -SOLE      -SHARED    -NONE
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC     COM     00846U101    9,770    261,790    SH          SOLE       NO         57,835     0       203,955
AIR PRODS & CHEMS INC        COM     009158106   15,903    198,100    SH          SOLE       NO         44,400     0       153,700
ALTRIA GROUP INC             COM     02209S103    7,787    241,000    SH          SOLE       NO         34,900     0       206,100
ANADARKO PETE CORP           COM     032511107   12,468    183,700    SH          SOLE       NO         41,100     0       142,600
APOLLO GROUP INC             CL A    037604105   14,176    543,620    SH          SOLE       NO        223,120     0       320,500
BABCOCK & WILCOX CO NEW      COM     05615F102   17,617    712,699    SH          SOLE       NO        155,460     0       557,239
BARD C R INC                 COM     067383109   14,690    145,900    SH          SOLE       NO         66,300     0        79,600
BOEING CO                    COM     097023105   10,628    157,300    SH          SOLE       NO         34,200     0       123,100
DEVRY INC DEL                COM     251893103    6,639    300,600    SH          SOLE       NO         64,800     0       235,800
DISNEY WALT CO            COM DISNEY 254687106    9,306    183,500    SH          SOLE       NO         38,100     0       145,400
JOHNSON & JOHNSON            COM     478160104   16,359    245,050    SH          SOLE       NO         42,050     0       203,000
MICROSOFT CORP               COM     594918104   18,245    631,357    SH          SOLE       NO        136,757     0       494,600
MOLINA HEALTHCARE INC        COM     60855R100   10,044    411,700    SH          SOLE       NO         84,800     0       326,900
NASDAQ OMX GROUP INC         COM     631103108   15,084    666,800    SH          SOLE       NO        154,700     0       512,100
ORACLE CORP                  COM     68389X105   14,449    472,900    SH          SOLE       NO         99,900     0       373,000
PROGRESSIVE CORP OHIO        COM     743315103   10,590    526,200    SH          SOLE       NO        113,600     0       412,600
TOTAL SYS SVCS INC           COM     891906109   11,568    503,100    SH          SOLE       NO        105,800     0       397,300
UNITEDHEALTH GROUP INC       COM     91324P102   24,583    453,134    SH          SOLE       NO        160,334     0       292,800
WELLS FARGO & CO NEW         COM     949746101   13,970    416,900    SH          SOLE       NO         90,800     0       326,100
WESTERN UN CO                COM     959802109   20,465  1,157,365    SH          SOLE       NO        251,365     0       906,000
WHIRLPOOL CORP               COM     963320106   11,769    146,200    SH          SOLE       NO         33,200     0       113,000
AVIVA PLC                    ADR     05382A104      951     91,391    SH          SOLE       NO         91,391     0             0
AXA                       SPONSORED  054536107      919     61,708    SH          SOLE       NO         61,708     0             0
                             ADR
BARCLAYS PLC                 ADR     06738E204    1,003     72,305    SH          SOLE       NO         72,305     0             0
BRITISH AMERN TOB PLC     SPONSORED  110448107    2,090     20,358    SH          SOLE       NO         20,358     0             0
                             ADR
HONDA MOTOR LTD           AMERN SHS  438128308      560     18,123    SH          SOLE       NO         18,123     0             0
HSBC HOLDINGS PLC          SPON ADR  404280406    1,211     26,076    SH          SOLE       NO         26,076     0             0
                             NEW
NOVARTIS A G              SPONSORED  66987V109    1,675     27,348    SH          SOLE       NO         27,348     0             0
                             ADR
REED ELSEVIER N V         SPONS ADR  758204200    2,286     85,878    SH          SOLE       NO         85,878     0             0
                             NEW
RIO TINTO PLC             SPONSORED  767204100      678     14,498    SH          SOLE       NO         14,498     0             0
                             ADR
RYANAIR HLDGS PLC         SPONSORED  783513104   36,385  4,228,989    SH          SOLE       NO      3,009,610     0     1,219,379
                             ADR
SANOFI                    SPONSORED  80105N105    2,135     49,576    SH          SOLE       NO         49,576     0             0
                             ADR
SAP AG                     SPON ADR  803054204    1,032     14,467    SH          SOLE       NO         14,467     0             0
SIEMENS A G               SPONSORED  826197501    1,614     16,115    SH          SOLE       NO         16,115     0             0
                             ADR
TOYOTA MOTOR CORP           SP ADR   892331307    1,620     20,636    SH          SOLE       NO         20,636     0             0
                           REP2COM
UBS AG                     SHS NEW   H89231338      930     76,364    SH          SOLE       NO         76,364     0             0
VODAFONE GROUP PLC NEW     SPON ADR  92857W209      850     29,829    SH          SOLE       NO         29,829     0             0
                             NEW
ADVANCED SEMICONDUCTOR    SPONSORED  00756M404      167     44,896    SH          SOLE       NO              0     0        44,896
ENGR                         ADR
AMERICA MOVIL SAB DE CV   SPON ADR L 02364W105    1,829     71,900    SH          SOLE       NO         45,500     0        26,400
                             SHS
AU OPTRONICS CORP         SPONSORED  002255107      293     84,112    SH          SOLE       NO              0     0        84,112
                             ADR
CHINA MOBILE LIMITED      SPONSORED  16941M109    3,488     63,000    SH          SOLE       NO         43,300     0        19,700
                             ADR
CHINA PETE & CHEM CORP    SPON ADR H 16941R108    7,494     81,085    SH          SOLE       NO         53,900     0        27,185
                             SHS
CHINA YUCHAI INTL LTD        COM     G21082105    1,421    111,469    SH          SOLE       NO         68,700     0        42,769
CHUNGHWA TELECOM CO LTD   SPON ADR   17133Q502      236      7,423    SH          SOLE       NO              0     0         7,423
                           NEW11
CNOOC LTD                 SPONSORED  126132109      900      4,441    SH          SOLE       NO          4,241     0           200
                             ADR
COMPANHIA DE BEBIDAS DAS  SPONSORED  20441W203      432     11,300    SH          SOLE       NO         11,300     0             0
AME                          ADR
COMPANHIA DE SANEAMENTO   SPONSORED  20441A102    6,683     82,287    SH          SOLE       NO         50,800     0        31,487
BASI                        ADR
DR REDDYS LABS LTD          ADR      256135203      140      4,531    SH          SOLE       NO              0     0         4,531
FOMENTO ECONOMICO          SPON ADR  344419106    4,568     49,667    SH          SOLE       NO         33,100     0        16,567
MEXICANO S                UNITS
GIANT INTERACTIVE GROUP     ADR      374511103      326     62,900    SH          SOLE       NO         62,900     0             0
INC
HDFC BANK LTD             ADR REPS 3 40415F101      170      4,516    SH          SOLE       NO              0     0         4,516
                           SHS
INFOSYS LTD               SPONSORED  456788108      102      2,095    SH          SOLE       NO              0     0         2,095
                            ADR
KT CORP                   SPONSORED  48268K101    1,603    102,519    SH          SOLE       NO         80,100     0        22,419
                            ADR
PETROCHINA CO LTD         SPONSORED  71646E100    1,809     14,007    SH          SOLE       NO          7,500     0         6,507
                            ADR
PETROLEO BRASILEIRO SA    SP ADR NON 71654V101    2,331    105,616    SH          SOLE       NO         46,100     0        59,516
PETRO                       VTG
SILICONWARE PRECISION     SPONSD ADR 827084864      405     73,469    SH          SOLE       NO              0     0        73,469
INDS L                      SPL
SK TELECOM LTD            SPONSORED  78440P108    4,833    332,374    SH          SOLE       NO        209,800     0       122,574
                            ADR
STERLITE INDS INDIA LTD     ADS      859737207    1,271    637,300    SH          SOLE       NO        625,307     0        11,993
TAIWAN SEMICONDUCTOR MFG  SPONSORED  874039100    3,127    197,691    SH          SOLE       NO         77,500     0       120,191
LTD                         ADR
TATA MTRS LTD             SPONSORED  876568502    9,344    928,736    SH          SOLE       NO        790,433     0       138,303
                            ADR
UNITED MICROELECTRONICS   SPON ADR   910873405      181     88,249    SH          SOLE       NO              0     0        88,249
CORP                        NEW
VALE S A                    ADR      91912E105    1,500     83,800    SH          SOLE       NO         83,800     0             0
VALE S A                  ADR REPSTG 91912E204    6,856    394,940    SH          SOLE       NO        219,700     0       175,240
                            PFD
VANGUARD INTL EQUITY      MSCI EMR   922042858      989     23,700    SH          SOLE       NO         23,700     0             0
INDEX F                   MKT ETF
WISDOMTREE TRUST            INDIA    97717W422   15,580    822,600    SH          SOLE       NO        337,400     0       485,200
                          ERNGS FD

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